Long-Term Debt - Additional Information - USD Term Loans (Detail) (USD $)				6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jul. 31, 2013	Jun. 30, 2014 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 Teekay Tangguh Joint Venture [Member]	Jun. 30, 2014 Teekay Nakilat Corporation [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Three [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan two due through 2021 [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan two due through 2021 [Member] Tranche One Term Loan Facility [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan two due through 2021 [Member] Tranche Two Term Loan Facility [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Tranche One Term Loan Facility [Member] Teekay Tangguh Joint Venture [Member]	Jun. 30, 2014 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Tranche Two Term Loan Facility [Member] Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,804,455,000	$ 1,777,507,000	$ 963,000,000				$ 98,472,000	$ 103,207,000	$ 120,833,000	$ 125,000,000	$ 130,000,000	$ 284,477,000	$ 296,935,000	$ 99,015,000	$ 102,372,000			$ 291,650,000	$ 297,956,000
Reference rate for the variable rate of the debt instrument							LIBOR		LIBOR		LIBOR	LIBOR				LIBOR	LIBOR			LIBOR	LIBOR
Bullet repayments of term loan per vessel							50,700,000		83,300,000		95,300,000	56,000,000					20,000,000				95,000,000
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility							2.75%		2.80%		2.75%	0.68%				0.30%	0.70%			0.30%	0.63%
Frequency of paying U.S. Dollar-denominated Term Loans							Quarterly payments		Quarterly payments		Quarterly payments	Quarterly payments				Semi-annual payments				Quarterly payments
Debt instrument collateral, description							This loan facility is collateralized by a first-priority mortgage on the five vessels to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.		This loan facility is collateralized by a first-priority mortgage on one vessel to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.		This loan facility is collateralized by a first-priority mortgage on one vessel to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.	The term loan is collateralized by first-priority mortgages on the three vessels to which the loan relates, together with certain other related security and certain guarantees from the Partnership.		This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security and is guaranteed by Teekay Corporation.				This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.
Partnership interest owned				69.00%	69.00%	70.00%						70.00%						69.00%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate												116,300,000
Fixed interest rate on the portion of U.S. Dollar-denominated Term Loans and Demand Loans outstanding												5.39%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate												$ 168,200,000